Goodwill and Intangible assets, net - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Balance as of December 31, 2020	$ 2,868
Additions from acquisitions	8,450
Balance as of December 31, 2021	$ 11,318